Leases	12 Months Ended
Dec. 31, 2017
Leases
Leases

22. Leases

Finance leases

Lessee

Future minimum lease payments under financing lease arrangements at the end of the considered reporting periods were as follows:

PRESENT VALUE OF MINIMUM LEASE PAYMENTS

	December 31, 2017
	(€ in thousands)
	Minimum future lease payments obligation	Unamortized interest expense	Present value of minimum future lease payments obligation
due within 1 year	320	(12)	308
due between 1 and 5 years	175	(4)	171
Total	495	(16)	479

	December 31, 2016
	(€ in thousands)
	Minimum future lease payments obligation	Unamortized interest expense	Present value of minimum future lease payments obligation
due within 1 year	450	(28)	422
due between 1 and 5 years	381	(12)	369
Total	831	(40)	791

Operating Leases

Lessee

The estimated payment schedule regarding operating leases at the end of the considered reporting periods was as follows:

OPERATING LEASE OBLIGATIONS

	December 31,
	2017	2016
	(€ in thousands)
Less than 1 year	486	457
1 to 5 years	762	561
Over five years	398	--
Total	1,646	1,018

Operating lease expenses were kEUR 537, kEUR 630, and kEUR 813 in the financial years 2017,  2016, and 2015, respectively. Operating lease expenses are primarily related to the rental agreements for real estate regarding our foreign operations.

Lessor

voxeljet leased two of its self‑produced 3D printers to two customer. Under the lease contract, voxeljet bears a majority of the substantial risks and rewards of the underlying assets.

Operating lease payments receivable for subleases

	December 31,
	2017	2016
	(€ in thousands)
Less than 1 year	30	75
1 to 5 years	--	6
Total	30	81

The operating lease income was kEUR 145, kEUR 89 and kEUR 225 in the financial years 2017,  2016, and 2015, respectively.